Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Goodwill
Balance, beginning of year		$ 370	$ 370
Loss on impairment	$ (370)	(370)	0
Balance, end of year		0	370
Licenses
Licenses
Balance, beginning of period		1,886	1,834
Acquisitions		331	53
Transferred to Assets held for sale		(10)	(8)
Exchanges - Licenses received		25	25
Exchanges - Licenses surrendered		(9)	(18)
Balance, end of period		$ 2,223	$ 1,886